Armor US Equity Index ETF SCHEDULE OF INVESTMENTS	February 28, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CONSUMER STAPLES – 28.9%
Vanguard Consumer Staples ETF(a)	112,050	$21,714,169
ENERGY – 16.9%
Vanguard Energy ETF	129,039	12,648,403
FINANCIALS – 54.0%
Vanguard Financials ETF(a)	427,695	40,524,101
TOTAL EXCHANGE-TRADED FUNDS
(Cost $75,245,684)		74,886,673

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(b)	192,132	192,132
TOTAL SHORT TERM INVESTMENTS
(Cost $192,132)		192,132
TOTAL INVESTMENTS – 100.1%
(Cost $75,437,816)		75,078,805
Liabilities in Excess of Other Assets – (0.1%)		(29,143)
TOTAL NET ASSETS – 100.0%		$75,049,662

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.